Goodwill and other intangible assets (Details 3) (Detail) ₩ in Millions	Dec. 31, 2016 KRW (₩)
Goodwill and Intangible Assets Disclosure [Abstract]
2017	₩ 26
2018	19
2019	13
2020	10
2021 and thereafter	23
Net Carrying Amount	₩ 91